Property, Plant and Equipment, Net - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013 Buildings	Mar. 31, 2012	Mar. 31, 2011
Property, Plant and Equipment [Line Items]
Aggregate net book values	$ 26,528,681	$ 21,933,787
Land use rights, expiration date	August 6, 2043
Total number of buildings	40
Depreciation	3,342,484	1,940,518	1,638,360
Loss on disposal of property, plant and equipment	(43,311)	(86,015)	(3,662)
Property, Plant and Equipment, Additions	7,613,631	814,247	4,663,368
Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Impairment losses	0	1,230,727	0
Depreciation		1,522,962	1,599,996
Loss on disposal of property, plant and equipment	506,669
Buildings [Member]
Property, Plant and Equipment [Line Items]
Aggregate net book values	13,976	14,899
Manufacturing Facilities [Member]
Property, Plant and Equipment [Line Items]
Aggregate net book values	9,987,761	11,105,383
Ownership Certificates [Member]
Property, Plant and Equipment [Line Items]
Total number of buildings	29
Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Impairment losses		$ 1,230,727